UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [    ]; Amendment Number: __________
This Amendment (Check only one.):    [    ] is a restatement.
                                     [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hartford Funds Management Company, LLC
Address:    100 Matsonford Road
            Radnor, PA 19087

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
   Manager:

Name:       Joseph Melcher
Title:      Chief Compliance Officer, Hartford Funds Management Company, LLC
Phone:      610-386-1801

Signature, Place, and Date of Signing:

            /s/ Joseph Melcher
            ------------------
            [Signature]

            Radnor, PA
            ------------------
            [City, State]

            May 13, 2013
            ------------------
            [Date]


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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

            Form 13F File Number       Name
            28-04557                   Wellington Management Company, LLP
            28-06652                   Hartford Investment Management Company